UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-7885

Name of Fund: Master Mid Cap Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Master Mid Cap
        Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 01/01/04 - 06/30/04

Item 1 - Report to Stockholders

ML Mid-Cap Index Fund

Six Months Ended June 30, 2004

For the six months, the ML MidCap Index Fund returned 6.06% versus a return of 6.08% for the S&P 400 Index, the benchmark index.

The first half of 2004 showed flat to positive returns for the global equity markets influenced mainly by indecisive global investors. This behavior stemmed from continued political tension in the U.S., violence in Iraq, record high oil prices, and improving economic data over the quarter. A shift in investor favor from low-quality, low-price, and high beta securities to higher-quality, higher-cap and lower-beta stocks took place at the end of 1Q 2004 and grew stronger into 2Q 2004.

The S&P 500 Index closed at 1,140.84 on June 30th with a price return of 2.60% for the six month period. The DJIA closed at 10,435.48 with a price return of negative -0.18% while the NASDAQ returned 2.22% with a closing level of 2,047.79. European markets showed comparable returns with the FTSE 100 closing at 4,464.10, returning negative -0.29% in Sterling and the MSCI World Index up 2.53% in US dollars with a closing level of 1,062.51.

The portfolio met its objective of closely tracking the return of its benchmark. For the six months ended June 30, 2004, the S&P 400 MidCap Index posted a total return of 6.08%. Value outperformed growth for the quarter, with the S&P 400 Barra Value Index returning 6.78% versus the S&P 400 Barra Growth Index, which posted a return of 5.35%.

Turning to sector performance, 9 of 10 S&P 400 sectors posted a positive return for the six months. The top performer was Consumer Staples, up 20.47%, followed by Energy and Industrials with respective returns of 17.96% and 10.70%. Materials closely followed with an 8.24% return. Worst performers for the six months were Information Technology, Utilities, and Financials with respective returns of (2.74)%, 1.50%, and 2.67%.

The quarter ended with the US Federal Reserve's June 30th meeting where the anticipated rate hike proved less significant than expected at a quarter point increase. With this news, along with higher than expected GDP growth figures, the quarter ended with equity markets on the rise. With positive earnings and revenue growth continuing to surprise investors coupled with real growth anticipated to reach five-year highs, equity markets are expected to outperform cash and bonds for the rest of the year. As the Presidential campaigns move closer to election date, politics will continue to drive the market's uncertainty into the future along with the Fed's accommodative monetary policy. Overseas, politics will also be the main driver of future performance of international markets as the Iraqi hand-over took place at the end of June along with the EU and Canadian parliamentary elections. With that, the portfolio is expected to continue to meet its objectives for the rest of 2004.

                                                     Master Mid-Cap Index Series

SCHEDULE OF INVESTMENTS

As of June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                     Shares
Industry*                                             Held               Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.1%                            5,000   +Alliant Techsystems Inc.                               $      316,700
                                                     14,500   L-3 Communications Holdings, Inc.                              968,600
                                                      8,500   Precision Castparts Corp.                                      464,865
                                                      1,200   +Sequa Corporation (Class A)                                    70,164
                                                                                                                      --------------
                                                                                                                           1,820,329
------------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 1.2%                       11,500   C.H. Robinson Worldwide, Inc.                                  527,160
                                                      6,800   CNF Transportation Inc.                                        282,608
                                                     14,200   Expeditors International of Washington, Inc.                   701,622
                                                     10,700   J.B. Hunt Transport Services, Inc.                             412,806
                                                                                                                      --------------
                                                                                                                           1,924,196
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                                      13,400   +AirTran Holdings, Inc.                                        189,476
                                                      3,600   +Alaska Air Group, Inc.                                         85,932
                                                     13,500   +JetBlue Airways Corporation                                   396,630
                                                                                                                      --------------
                                                                                                                             672,038
------------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.2%                                8,900   ArvinMeritor, Inc.                                             174,173
                                                      2,600   Bandag, Incorporated                                           115,778
                                                      7,600   BorgWarner, Inc.                                               332,652
                                                     10,575   Gentex Corporation                                             419,616
                                                      9,200   Lear Corporation                                               542,708
                                                      4,600   Modine Manufacturing Co.                                       146,510
                                                      3,900   Superior Industries International, Inc.                        130,455
                                                                                                                      --------------
                                                                                                                           1,861,892
------------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                                    7,900   Thor Industries, Inc.                                          264,334
------------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.6%                                     14,400   +Constellation Brands, Inc. (Class A)                          534,672
                                                     18,500   PepsiAmericas, Inc.                                            392,940
                                                                                                                      --------------
                                                                                                                             927,612
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.0%                                  7,600   +Cephalon, Inc.                                                410,400
                                                      6,200   +Charles River Laboratories International, Inc.                302,994
                                                     41,594   +Millennium Pharmaceuticals, Inc.                              573,997
                                                     12,800   +Protein Design Labs, Inc.                                     244,864
                                                     10,600   +Vertex Pharmaceuticals Incorporated                           114,904
                                                                                                                      --------------
                                                                                                                           1,647,159
------------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                              5,500   York International Corporation                                 225,885
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.9%                               11,000   A.G. Edwards, Inc.                                             374,330
                                                      8,800   Eaton Vance Corp.                                              336,248
                                                      8,900   Investors Financial Services                                   387,862
                                                      7,500   Jefferies Group, Inc.                                          231,900
                                                      8,100   LaBranche & Co. Inc.                                            68,202
                                                      9,000   Legg Mason, Inc.                                               819,090
                                                      9,350   Raymond James Financial, Inc.                                  247,308
                                                     13,900   SEI Investments Company                                        403,656

                                                     Master Mid-Cap Index Series

As of June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                     Shares
Industry*                                             Held               Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets (concluded)                          10,500   Waddell & Reed Financial, Inc. (Class A)                $      232,155
                                                                                                                      --------------
                                                                                                                           3,100,751
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.3%                                      9,500   Airgas, Inc.                                                   227,145
                                                      5,600   Albemarle Corp.                                                177,240
                                                      8,400   Cabot Corporation                                              341,880
                                                     15,300   Crompton Corporation                                            96,390
                                                      5,200   Cytec Industries Inc.                                          236,340
                                                      4,800   +FMC Corporation                                               206,928
                                                      5,600   Ferro Corporation                                              149,408
                                                     15,600   IMC Global Inc.                                                209,040
                                                      7,300   The Lubrizol Corporation                                       267,326
                                                     24,000   Lyondell Chemical Company                                      417,360
                                                      2,900   Minerals Technologies, Inc.                                    168,200
                                                      9,400   Olin Corporation                                               165,628
                                                     15,800   RPM, Inc.                                                      240,160
                                                      4,400   +The Scotts Company (Class A)                                  281,072
                                                      6,800   Sensient Technologies Corporation                              146,064
                                                      6,900   The Valspar Corporation                                        348,036
                                                                                                                      --------------
                                                                                                                           3,678,217
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.8%                              14,800   Associated Banc-Corp.                                          438,524
                                                      7,500   Bank of Hawaii Corporation                                     339,150
                                                     23,200   Banknorth Group, Inc.                                          753,536
                                                      6,700   City National Corporation                                      440,190
                                                     16,300   The Colonial BancGroup, Inc.                                   296,171
                                                     10,500   Commerce Bancorp, Inc.                                         577,605
                                                     16,600   Compass Bancshares, Inc.                                       713,800
                                                      6,900   Cullen/Frost Bankers, Inc.                                     308,775
                                                     11,400   FirstMerit Corporation                                         300,618
                                                      7,400   Greater Bay Bancorp                                            213,860
                                                     20,900   Hibernia Corporation (Class A)                                 507,870
                                                     10,600   Mercantile Bankshares Corporation                              496,292
                                                     27,200   National Commerce Financial Corporation                        884,000
                                                      5,000   +Silicon Valley Bancshares                                     198,250
                                                      9,700   TCF Financial Corporation                                      563,085
                                                      4,100   Westamerica Bancorporation                                     215,045
                                                      8,900   Wilmington Trust Corporation                                   331,258
                                                                                                                      --------------
                                                                                                                           7,578,029
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 4.3%                 3,700   Banta Corporation                                              164,317
                                                      7,600   The Brink's Company                                            260,300
                                                     13,800   +Career Education Corporation                                  628,728
                                                     11,900   +ChoicePoint Inc.                                              543,354
                                                     12,100   +Copart, Inc.                                                  323,070
                                                     12,100   +Corinthian Colleges, Inc.                                     299,354
                                                      9,500   +DeVry, Inc.                                                   260,490
                                                      9,842   +Education Management Corporation                              323,408

                                                     Master Mid-Cap Index Series

As of June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                     Shares
Industry*                                             Held               Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies (concluded)            7,800   HNI Corporation                                         $      330,174
                                                      9,700   Herman Miller, Inc.                                            280,718
                                                      6,200   +ITT Educational Services, Inc.                                235,724
                                                      4,700   Kelly Services, Inc. (Class A)                                 140,060
                                                      5,100   +Korn/Ferry International                                       98,787
                                                      6,100   +Laureate Education Inc                                        233,264
                                                     12,100   Manpower Inc.                                                  614,317
                                                     13,900   +MoneyGram International, Inc.                                 286,062
                                                      9,600   +The New Dun & Bradstreet Corporation                          517,536
                                                     20,800   Republic Services, Inc. (Class A)                              601,952
                                                      6,150   Rollins, Inc.                                                  141,512
                                                      8,432   +Sotheby's Holdings, Inc. (Class A)                            134,575
                                                      5,800   +Stericycle, Inc.                                              300,092
                                                     10,400   +United Rentals, Inc.                                          186,056
                                                                                                                      --------------
                                                                                                                           6,903,850
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.9%                      52,200   +3Com Corporation                                              326,250
                                                     10,700   Adtran, Inc.                                                   357,059
                                                     12,200   +Advanced Fibre Communications, Inc.                           246,440
                                                      6,400   +Avocent Corporation                                           235,136
                                                      8,400   +CommScope, Inc.                                               180,180
                                                      8,700   Harris Corporation                                             441,525
                                                     14,400   +McDATA Corporation (Class A)                                   77,472
                                                      6,400   +Plantronics, Inc.                                             269,440
                                                     13,200   +Polycom, Inc.                                                 295,812
                                                     14,100   +Powerwave Technologies, Inc.                                  108,570
                                                     15,600   +UTStarcom, Inc.                                               471,900
                                                                                                                      --------------
                                                                                                                           3,009,784
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 1.1%                        9,800   Diebold, Incorporated                                          518,126
                                                      4,800   Imation Corp.                                                  204,528
                                                     21,700   +Quantum Corporation-DLT & Storage Systems                      67,270
                                                     22,100   +SanDisk Corporation                                           479,349
                                                     14,700   +Storage Technology Corporation                                426,300
                                                                                                                      --------------
                                                                                                                           1,695,573
------------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.4%                     6,500   +Dycom Industries, Inc.                                        182,000
                                                      5,500   Granite Construction Incorporated                              100,265
                                                      7,600   +Jacobs Engineering Group Inc.                                 299,288
                                                     15,800   +Quanta Services, Inc.                                          98,276
                                                                                                                      --------------
                                                                                                                             679,829
------------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.2%                         6,300   Martin Marietta Materials, Inc.                                279,279
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.3%                              21,000   +AmeriCredit Corp.                                             410,130
------------------------------------------------------------------------------------------------------------------------------------

                                                     Master Mid-Cap Index Series

As of June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                     Shares
Industry*                                             Held               Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.5%                         6,900   +Longview Fibre Company                                 $      101,637
                                                     13,700   Packaging Corp. of America                                     327,430
                                                     13,100   Sonoco Products Company                                        334,050
                                                                                                                      --------------
                                                                                                                             763,117
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.4%                 6,600   GATX Corporation                                               179,520
                                                      9,300   Leucadia National Corporation                                  462,210
                                                                                                                      --------------
                                                                                                                             641,730
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.1%        31,300   +Cincinnati Bell Inc.                                          138,972
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.9%                            14,500   Alliant Energy Corporation                                     378,160
                                                      4,500   Black Hills Corporation                                        141,750
                                                     17,600   DPL Inc.                                                       341,792
                                                     10,300   Duquesne Light Holdings Inc.                                   198,893
                                                     10,400   Great Plains Energy Incorporated                               308,880
                                                     11,200   Hawaiian Electric Industries, Inc.                             292,320
                                                      5,600   IDAcorp Inc.                                                   151,200
                                                      7,200   NSTAR                                                          344,736
                                                     17,200   Northeast Utilities                                            334,884
                                                     11,700   OGE Energy Corp.                                               297,999
                                                      8,850   PNM Resources Inc.                                             183,815
                                                     23,148   Pepco Holdings, Inc.                                           423,145
                                                     13,300   Puget Energy, Inc.                                             291,403
                                                      4,700   WPS Resources Corporation                                      217,845
                                                     11,800   Westar Energy, Inc.                                            234,938
                                                     16,300   Wisconsin Energy Corporation                                   531,543
                                                                                                                      --------------
                                                                                                                           4,673,303
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                           9,100   AMETEK, Inc.                                                   281,190
                                                      7,800   Hubbell Incorporated (Class B)                                 364,338
                                                                                                                      --------------
                                                                                                                             645,528
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 1.9%            15,200   +Arrow Electronics, Inc.                                       407,664
                                                     16,000   +Avnet, Inc.                                                   363,200
                                                     11,200   CDW Corporation                                                714,112
                                                     11,600   +Kemet Corp.                                                   141,752
                                                     10,300   National Instruments Corporation                               315,695
                                                      5,300   +Newport Corporation                                            85,701
                                                      5,600   +Plexus Corporation                                             75,600
                                                      7,800   +Tech Data Corporation                                         305,214
                                                      4,700   +Varian Inc.                                                   198,105
                                                     21,600   +Vishay Intertechnology, Inc.                                  401,328
                                                                                                                      --------------
                                                                                                                           3,008,371
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Service - 3.1%                     7,500   +Cooper Cameron Corporation                                    365,250
                                                     20,700   ENSCO International Incorporated                               602,370
                                                      8,543   +FMC Technologies,  Inc.                                       246,038

                                                     Master Mid-Cap Index Series

As of June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                     Shares
Industry*                                             Held               Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Service (concluded)               15,800   +Grant Prideco, Inc.                                    $      291,668
                                                     10,300   +Hanover Compressor Company                                    122,570
                                                      6,800   Helmerich & Payne, Inc.                                        177,820
                                                     11,200   +National-Oilwell, Inc.                                        352,688
                                                     11,500   Patterson-UTI Energy, Inc.                                     384,215
                                                     18,400   +Pride International, Inc.                                     314,824
                                                     14,300   +Smith International, Inc.                                     797,368
                                                      8,200   Tidewater Inc.                                                 244,360
                                                     12,900   +Varco International, Inc.                                     282,381
                                                     18,200   +Weatherford International Ltd.                                818,636
                                                                                                                      --------------
                                                                                                                           5,000,188
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.7%                       9,700   +BJ's Wholesale Club, Inc.                                     242,500
                                                      6,300   Ruddick Corporation                                            141,435
                                                      8,500   Whole Foods Market, Inc.                                       811,325
                                                                                                                      --------------
                                                                                                                           1,195,260
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.3%                                 21,213   +Dean Foods Company                                            791,457
                                                     18,600   Hormel Foods Corporation                                       578,460
                                                      6,700   Interstate Bakeries Corporation                                 72,695
                                                      8,157   The J.M. Smucker Company                                       374,482
                                                      4,500   Lancaster Colony Corporation                                   187,380
                                                     14,900   +Smithfield Foods, Inc.                                        438,060
                                                      7,062   Tootsie Roll Industries, Inc.                                  229,515
                                                     47,400   Tyson Foods, Inc. (Class A)                                    993,030
                                                                                                                      --------------
                                                                                                                           3,665,079
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.3%                                  8,700   AGL Resources Inc.                                             252,735
                                                      6,100   WGL Holdings Inc.                                              175,192
                                                                                                                      --------------
                                                                                                                             427,927
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 2.5%               8,300   +Apogent Technologies Inc.                                     265,600
                                                      8,300   Beckman Coulter Inc.                                           506,300
                                                     15,000   +Cytyc Corporation                                             380,550
                                                     10,800   DENTSPLY International Inc.                                    562,680
                                                      8,100   +Edwards Lifesciences Corporation                              282,285
                                                      8,200   Hillenbrand Industries, Inc.                                   495,690
                                                      5,600   +INAMED Corporation                                            351,960
                                                      8,800   +STERIS Corporation                                            198,528
                                                      6,600   +VISX, Incorporated                                            176,352
                                                      9,300   +Varian Medical Systems, Inc.                                  737,955
                                                                                                                      --------------
                                                                                                                           3,957,900
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 4.1%               6,400   +Apria Healthcare Group Inc.                                   183,680
                                                     12,900   +Community Health Care                                         345,333
                                                      8,700   +Covance Inc.                                                  335,646
                                                     12,000   +Coventry Health Care Inc.                                     586,800

                                                     Master Mid-Cap Index Series

As of June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                     Shares
Industry*                                             Held               Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services (concluded)         12,300   +First Health Group Corp.                               $      192,003
                                                     15,500   +Health Net Inc.                                               410,750
                                                      5,900   +Henry Schein, Inc.                                            372,526
                                                      5,300   +LifePoint Hospitals, Inc.                                     197,266
                                                     13,500   +Lincare Holdings Inc.                                         443,610
                                                     13,700   Omnicare, Inc.                                                 586,497
                                                     11,200   Oxford Health Plans, Inc.                                      616,448
                                                     11,500   +PacifiCare Health Systems, Inc.                               444,590
                                                      9,200   Patterson Dental Company                                       703,708
                                                      9,350   +Renal Care Group, Inc.                                        309,766
                                                     10,100   +Triad Hospitals, Inc.                                         376,023
                                                      8,000   Universal Health Services, Inc. (Class B)                      367,120
                                                                                                                      --------------
                                                                                                                           6,471,766
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 2.8%                 11,550   Applebee's International, Inc.                                 265,881
                                                      4,700   Bob Evans Farms, Inc.                                          128,686
                                                      8,600   Boyd Gaming Corporation                                        228,502
                                                     13,300   +Brinker International, Inc.                                   453,796
                                                      6,600   CBRL Group, Inc.                                               203,610
                                                     41,400   +Caesars Entertainment, Inc                                    621,000
                                                      7,000   +The Cheesecake Factory Incorporated                           278,530
                                                      8,000   GTECH Holdings Corporation                                     370,480
                                                      6,900   International Speedway Corp. (Class A)                         335,616
                                                      8,600   +Krispy Kreme Doughnuts, Inc.                                  164,174
                                                      9,300   Mandalay Resort Group                                          638,352
                                                     10,100   Outback Steakhouse, Inc.                                       417,736
                                                      8,900   Ruby Tuesday, Inc.                                             244,305
                                                     12,000   +Six Flags, Inc.                                                87,120
                                                                                                                      --------------
                                                                                                                           4,437,788
------------------------------------------------------------------------------------------------------------------------------------
Household Durables - 2.6%                             9,200   +American Greetings Corporation  (Class A)                     213,256
                                                      5,700   Blyth, Inc.                                                    196,593
                                                     31,025   D.R. Horton, Inc.                                              881,110
                                                      7,500   Furniture Brands International, Inc.                           187,875
                                                      8,200   +Hovnanian Enterprises, Inc. (Class A)                         284,622
                                                     21,240   Lennar Corporation (Class A)                                   949,853
                                                      8,900   +Mohawk Industries, Inc.                                       652,637
                                                      3,400   The Ryland Group, Inc.                                         265,880
                                                     10,100   +Toll Brothers, Inc.                                           427,432
                                                      8,456   Tupperware Corporation                                         164,300
                                                                                                                      --------------
                                                                                                                           4,223,558
------------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.0%                             5,500   Church & Dwight Co., Inc.                                      251,790
                                                     11,000   +Energizer Holdings, Inc.                                      495,000
                                                      8,900   Harman International Industries, Incorporated                  809,900
                                                                                                                      --------------
                                                                                                                           1,556,690
------------------------------------------------------------------------------------------------------------------------------------

                                                     Master Mid-Cap Index Series

As of June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                     Shares
Industry*                                             Held               Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.4%                                   11,800   Acxiom Corp.                                            $      292,994
                                                     12,000   +Alliance Data Systems Corporation                             507,000
                                                     16,300   +The BISYS Group, Inc.                                         229,178
                                                      7,400   +CSG Systems International, Inc.                               153,180
                                                     19,800   +Ceridian Corporation                                          445,500
                                                      8,500   Certegy Inc.                                                   329,800
                                                     11,100   +CheckFree Corp.                                               333,000
                                                     17,500   +Cognizant Technology Solutions Corporation (Class A)          444,675
                                                     11,400   +DST Systems, Inc.                                             548,226
                                                      6,200   +Gartner Group, Inc. (Class A)                                  81,964
                                                     11,500   +Gartner Group, Inc. (Class B)                                 148,235
                                                      8,500   +Keane, Inc.                                                   116,365
                                                     13,400   +MPS Group, Inc.                                               162,408
                                                      8,100   +The Titan Corporation                                         105,138
                                                                                                                      --------------
                                                                                                                           3,897,663
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.6%                      11,900   ALLETE, Inc.                                                   396,270
                                                      4,200   Carlisle Companies Incorporated                                261,450
                                                      5,300   Teleflex Incorporated                                          265,795
                                                                                                                      --------------
                                                                                                                             923,515
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.9%                                      7,200   +Allmerica Financial Corporation                               243,360
                                                      5,600   AmerUs Group Co.                                               231,840
                                                      9,900   American Financial Group, Inc.                                 302,643
                                                     12,000   Arthur J. Gallagher & Co.                                      365,400
                                                     11,500   Berkley (W.R.) Corporation                                     493,925
                                                      9,000   Brown & Brown                                                  387,900
                                                      7,500   Everest Re Group, Ltd.                                         602,700
                                                     23,047   Fidelity National Financial, Inc.                              860,575
                                                     12,000   The First American Financial Corporation                       310,680
                                                      8,700   HCC Insurance Holdings, Inc.                                   290,667
                                                      5,800   Horace Mann Educators Corporation                              101,384
                                                      6,800   The MONY Group Inc.                                            212,840
                                                      8,300   +Ohio Casualty Corporation                                     167,079
                                                     24,550   Old Republic International Corporation                         582,326
                                                      9,000   Protective Life Corporation                                    348,030
                                                      3,900   StanCorp Financial Group, Inc.                                 261,300
                                                      9,100   Unitrin, Inc.                                                  387,660
                                                                                                                      --------------
                                                                                                                           6,150,309
------------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.0%                   7,500   +Retek Inc.                                                     46,050
------------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%                  10,100   Callaway Golf Company                                          114,534
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 2.0%                                     12,100   +AGCO Corporation                                              246,477
                                                     11,600   Donaldson Company, Inc.                                        339,880
                                                      7,100   Federal Signal Corporation                                     132,131
                                                      6,900   +Flowserve Corporation                                         172,086
                                                      9,300   Graco Inc.                                                     288,765

                                                     Master Mid-Cap Index Series

As of June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                     Shares
Industry*                                             Held               Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Machinery (concluded)                                 5,500   Harsco Corporation                                      $      258,500
                                                      5,200   Kennametal Inc.                                                238,160
                                                      4,800   Nordson Corporation                                            208,176
                                                     13,600   Pentair, Inc.                                                  457,504
                                                     10,200   SPX Corporation                                                473,688
                                                      2,500   Tecumseh Products Company (Class A)                            102,975
                                                      6,300   Trinity Industries, Inc.                                       200,277
                                                                                                                      --------------
                                                                                                                           3,118,619
------------------------------------------------------------------------------------------------------------------------------------
Marine - 0.1%                                         5,700   Alexander & Baldwin, Inc.                                      190,665
------------------------------------------------------------------------------------------------------------------------------------
Media - 2.4%                                         15,600   A.H. Belo Corporation (Class A)                                418,860
                                                      7,000   +Catalina Marketing Corporation                                128,030
                                                      7,500   +Emmis Communications Corporation (Class A)                    157,350
                                                      6,900   +Entercom Communications Corp.                                 257,370
                                                     11,150   Harte-Hanks, Inc.                                              272,171
                                                      6,100   Lee Enterprises, Incorporated                                  292,861
                                                      3,200   Media General, Inc. (Class A)                                  205,504
                                                     12,500   The Reader's Digest Association, Inc. (Class A)                199,875
                                                      5,300   +Scholastic Corporation                                        158,735
                                                      6,700   +Valassis Communications, Inc.                                 204,149
                                                      1,273   The Washington Post Company (Class B)                        1,183,903
                                                     13,600   +Westwood One, Inc.                                            323,680
                                                                                                                      --------------
                                                                                                                           3,802,488
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%                                7,400   Arch Coal, Inc.                                                270,766
                                                      8,600   Peabody Energy Corporation                                     481,514
                                                                                                                      --------------
                                                                                                                             752,280
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power - 2.1%           24,099   +Aquila, Inc.                                                   85,792
                                                     19,200   Energy East Corporation                                        465,600
                                                      8,500   Equitable Resources, Inc.                                      439,535
                                                     15,100   MDU Resources Group                                            362,853
                                                     11,100   National Fuel Gas Company                                      277,500
                                                     14,500   ONEOK, Inc.                                                    318,855
                                                     11,200   Questar Corporation                                            432,768
                                                     14,800   SCANA Corporation                                              538,276
                                                     16,800   +Sierra Pacific Resources                                      129,528
                                                      9,600   Vectren Corporation                                            240,864
                                                                                                                      --------------
                                                                                                                           3,291,571
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.8%                               9,266   +99 Cents Only Stores                                          141,306
                                                     15,650   +Dollar Tree Stores, Inc.                                      429,279
                                                      6,400   The Neiman Marcus Group, Inc. (Class A)                        356,160
                                                     18,800   Saks Incorporated                                              282,000
                                                                                                                      --------------
                                                                                                                           1,208,745
------------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.3%                             6,400   +Zebra Technologies Corporation (Class A)                      556,800
------------------------------------------------------------------------------------------------------------------------------------

                                                     Master Mid-Cap Index Series

As of June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                     Shares
Industry*                                             Held               Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 3.0%                                      7,600   +Forest Oil Corporation                                 $      207,632
                                                     12,400   Murphy Oil Corporation                                         913,880
                                                      7,600   +Newfield Exploration Company                                  423,624
                                                      7,800   Noble Energy, Inc.                                             397,800
                                                      5,300   Overseas Shipholding Group, Inc.                               233,889
                                                     16,600   Pioneer Natural Resources Company                              582,328
                                                     10,371   +Plains Exploration & Production Company                       190,308
                                                      8,400   Pogo Producing Company                                         414,960
                                                     10,000   Western Gas Resources, Inc.                                    324,800
                                                     35,282   XTO Energy, Inc.                                             1,051,051
                                                                                                                      --------------
                                                                                                                           4,740,272
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.4%                        7,600   Bowater Incorporated                                           316,084
                                                      5,900   P.H. Glatfelter Company                                         83,072
                                                      4,200   Potlatch Corporation                                           174,888
                                                                                                                      --------------
                                                                                                                             574,044
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.4%                               14,275   +Barr Laboratories, Inc.                                       481,067
                                                     26,525   +IVAX Corporation                                              636,335
                                                      4,600   +Par Pharmaceutical Cos Inc.                                   161,966
                                                      9,500   Perrigo Company                                                180,215
                                                     11,600   +Sepracor Inc.                                                 613,640
                                                     11,300   Valeant Pharmaceuticals International                          226,000
                                                                                                                      --------------
                                                                                                                           2,299,223
------------------------------------------------------------------------------------------------------------------------------------
Real Estate - 1.7%                                   11,000   AMB Property Corporation                                       380,930
                                                      7,700   Highwoods Properties, Inc.                                     180,950
                                                      8,800   Hospitality Properties Trust                                   372,240
                                                     11,400   Liberty Property Trust                                         458,394
                                                      8,400   Mack-Cali Realty Corporation                                   347,592
                                                     13,500   New Plan Excel Realty Trust                                    315,360
                                                      6,895   Rayonier Inc.                                                  306,483
                                                     17,700   United Dominion Realty Trust, Inc.                             350,106
                                                                                                                      --------------
                                                                                                                           2,712,055
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.3%                                   10,900   +Swift Transportation Co., Inc.                                195,655
                                                     10,675   Werner Enterprises, Inc.                                       225,243
                                                                                                                      --------------
                                                                                                                             420,898
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                       64,000   +Atmel Corporation                                             378,880
Equipment - 3.3%                                      3,300   +Cabot Microelectronics Corporation                            101,013
                                                     13,000   +Credence Systems Corporation                                  179,400
                                                      9,801   +Cree, Inc.                                                    228,167
                                                     16,600   +Cypress Semiconductor Corporation                             235,554
                                                     15,900   +Fairchild Semiconductor Corporation                           260,283
                                                      9,800   +Integrated Circuit Systems, Inc.                              266,168
                                                     14,200   +Integrated Device Technology, Inc.                            196,528
                                                      8,900   +International Rectifier Corp.                                 368,638

                                                     Master Mid-Cap Index Series

As of June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                     Shares
Industry*                                             Held               Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                       19,200   Intersil Holding Corporation (Class A)                  $      415,872
Equipment (concluded)                                18,000   +LAM Research Corp.                                            482,400
                                                      7,900   +LTX Corporation                                                85,399
                                                     15,280   +Lattice Semiconductor Corporation                             107,113
                                                     11,800   +Micrel, Inc.                                                  143,370
                                                     28,300   Microchip Technology                                           892,582
                                                     25,700   +RF Micro Devices, Inc.                                        192,750
                                                     10,200   +Semtech Corporation                                           240,108
                                                      7,000   +Silicon Laboratories Inc.                                     324,450
                                                     18,000   +TriQuint Semiconductor, Inc.                                   98,280
                                                                                                                      --------------
                                                                                                                           5,196,955
------------------------------------------------------------------------------------------------------------------------------------
Software - 2.5%                                      18,625   +Activision, Inc.                                              296,137
                                                      4,800   +Advent Software, Inc.                                          86,736
                                                      8,325   +Ascential Software Corporation                                133,117
                                                     36,500   +Cadence Design Systems, Inc.                                  533,995
                                                      9,650   Fair, Isaac and Company, Incorporated                          322,117
                                                     11,600   Jack Henry & Associates, Inc.                                  233,160
                                                      9,000   +Macromedia, Inc.                                              220,950
                                                      6,600   +Macrovision Corporation                                       165,198
                                                      9,400   +Mentor Graphics Corporation                                   145,418
                                                     22,700   +Network Associates, Inc.                                      411,551
                                                      8,300   +RSA Security Inc.                                             169,901
                                                      8,800   Reynolds & Reynolds Company (Class A)                          203,544
                                                     13,100   +Sybase, Inc.                                                  235,800
                                                     21,169   +Synopsys, Inc.                                                601,835
                                                      5,000   +Transaction Systems Architects, Inc. (Class A)                107,650
                                                     11,000   +Wind River Systems, Inc.                                      129,360
                                                                                                                      --------------
                                                                                                                           3,996,469
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 4.0%                              12,800   Abercrombie & Fitch Co. (Class A)                              496,000
                                                      9,850   +American Eagle Outfitters, Inc.                               284,763
                                                      9,450   +AnnTaylor Stores Corporation                                  273,861
                                                      9,300   +Barnes & Noble, Inc.                                          316,014
                                                     10,500   Borders Group, Inc.                                            246,120
                                                     14,000   +CarMax, Inc.                                                  306,180
                                                     11,800   +Chico's FAS, Inc.                                             532,888
                                                     13,100   Claire's Stores, Inc.                                          284,270
                                                      9,200   Michael's Stores, Inc.                                         506,000
                                                      7,200   +O'Reilly Automotive, Inc.                                     325,440
                                                     19,700   PETsMART, Inc.                                                 639,265
                                                     10,300   +Pacific Sunwear of California, Inc.                           201,571
                                                      9,700   +Payless ShoeSource, Inc.                                      144,627
                                                     12,300   Pier 1 Imports, Inc.                                           217,587
                                                      6,000   Regis Corporation                                              267,540
                                                     10,800   +Rent A Center Inc.                                            323,244
                                                     20,500   Ross Stores, Inc.                                              548,580

                                                     Master Mid-Cap Index Series

As of June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                     Shares
Industry*                                             Held               Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail (concluded)                         15,700   +Williams-Sonoma, Inc.                                  $      517,472
                                                                                                                      --------------
                                                                                                                           6,431,422
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.9%              25,100   +Coach, Inc.                                                 1,134,269
                                                      4,800   +The Timberland Company (Class A)                              310,032
                                                                                                                      --------------
                                                                                                                           1,444,301
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 2.6%                    10,500   Astoria Financial Corporation                                  384,090
                                                     17,750   GreenPoint Financial Corp.                                     704,675
                                                     11,181   Independence Community Bank Corp.                              406,988
                                                      8,200   IndyMac Bancorp, Inc.                                          259,120
                                                     35,600   New York Community Bancorp, Inc.                               698,828
                                                     12,800   The PMI Group, Inc.                                            557,056
                                                     12,700   Radian Group Inc.                                              608,330
                                                     10,520   Washington Federal, Inc.                                       252,480
                                                      6,800   Webster Financial Corporation                                  319,736
                                                                                                                      --------------
                                                                                                                           4,191,303
------------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                                        3,600   Universal Corporation                                          183,384
------------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.4%              10,300   Fastenal Company                                               585,349
------------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.1%                               11,975   Aqua America Inc.                                              240,099
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.3%            7,700   Telephone and Data Systems, Inc.                               548,240
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments in Common Stocks
                                                              (Cost - $114,940,497) - 84.8%                              135,103,317
------------------------------------------------------------------------------------------------------------------------------------

                                        Beneficial Interest           Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                            $    14,309,730   Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                              Series I (a)                                                14,309,730
                                                    715,000   Merrill Lynch Liquidity Series, LLC Money Market
                                                              Series (a)(b)                                                  715,000
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments in Short-Term Securities
                                                              (Cost - $15,024,730) - 9.4%                                 15,024,730
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments (Cost - $129,965,227) - 94.2%            150,128,047
                                                              Other Assets Less Liabilities - 5.8%                         9,283,179
                                                                                                                      --------------
                                                              Net Assets - 100.0%                                     $  159,411,226
                                                                                                                      ==============

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
+     Non-income producing security.

                                                     Master Mid-Cap Index Series

SCHEDULE OF INVESTMENTS (concluded)

As of June 30, 2004

(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      ------------------------------------------------------------------------------------------------
                                                                            Net      Interest/Dividend
      Affiliate                                                           Activity        Income
      ------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I           $ 7,697,242     $    52,305
      ------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Money Market Series           $   685,000     $     1,096
      ------------------------------------------------------------------------------------------------
      Merrill Lynch Premier Institutional Fund                              (10,000)    $       307
      ------------------------------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.

      Financial futures contracts purchased as of June 30, 2004 were as follows:

      --------------------------------------------------------------------------
      Number of                        Expiration         Face       Unrealized
      Contracts        Issue              Date            Value     Appreciation
      --------------------------------------------------------------------------
         79        S&P 400 Midcap    September 2004    $23,720,574    $305,301
      --------------------------------------------------------------------------

      See Notes to Financial Statements.

                                       Master Mid Cap Index Series June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES

MASTER
MID CAP
INDEX SERIES           As of  June 30, 2004
================================================================================================================
Assets:                Investments in unaffiliated securities, at value
                       (identified cost-$114,940,497)(including securities loaned
                        of $690,335) ............................................                   $135,103,317
                       Investments in affiliated securities, at value (identified
                        cost - $15,024,730) .....................................                     15,024,730
                       Cash on deposit for financial futures contracts ..........                        700,000
                       Cash .....................................................                         35,379
                       Receivables:
                                Contributions ...................................    $ 8,912,277
                                Securities sold .................................      3,162,029
                                Variation margin ................................        147,076
                                Dividends .......................................         82,721
                                Interest from affiliates ........................         12,101
                                Securities lending-net ..........................            108      12,316,312
                                                                                     -----------
                       Prepaid expenses and other assets ........................                         13,761
                                                                                                    ------------
                       Total assets .............................................                    163,193,499
                                                                                                    ------------
================================================================================================================
Liabilities:           Collateral on securities loaned, at value ................                        715,000
                       Payables:
                             Securities purchased ...............................      1,689,872
                             Withdrawals ........................................      1,376,504
                             Other affiliates ...................................            691
                             Investment adviser .................................            206       3,067,273
                                                                                     -----------    ------------
                       Total liabilities ........................................                      3,782,273
                                                                                                    ------------
================================================================================================================
Net Assets:            Net assets ...............................................                   $159,411,226
                                                                                                    ============
================================================================================================================
Net Assets             Investors' capital .......................................                   $138,943,105
Consist of:            Unrealized appreciation on investments-net ...............                     20,468,121
                                                                                                    ------------
                       Net assets ...............................................                   $159,411,226
                                                                                                    ============
================================================================================================================

      See Notes to Financial Statements.

                                       Master Mid Cap Index Series June 30, 2004

STATEMENT OF OPERATIONS

MASTER
MID CAP
INDEX SERIES               For the Six Months Ended June 30, 2004
==========================================================================================================
Investment                 Dividends ...........................................                $  638,179
Income:                    Interest from affiliates ............................                    52,305
                           Securities lending-net ..............................                     1,403
                                                                                                ----------
                           Total income ........................................                   691,887
                                                                                                ----------
==========================================================================================================
Expenses:                  Professional fees ...................................    $ 19,374
                           Custodian fees ......................................      10,938
                           Accounting services .................................       9,150
                           Investment advisory fees ............................       5,919
                           Printing and shareholder reports ....................       1,307
                           Trustees' fees and expenses .........................         673
                           Other ...............................................       6,440
                                                                                    --------
                           Total expenses ......................................                    53,801
                                                                                                ----------
                           Investment income-net ...............................                   638,086
                                                                                                ----------
==========================================================================================================
Realized &                 Realized gain on investments-net ....................                 2,866,166
Unrealized Gain            Change in unrealized appreciation on investments-net                  2,529,676
on Investments-Net:                                                                             ----------
                           Total realized and unrealized gain on investments-net                 5,395,842
                                                                                                ----------
                           Net Increase in Net Assets Resulting from Operations                 $6,033,928
                                                                                                ==========
==========================================================================================================

      See Notes to Financial Statements.

                                       Master Mid Cap Index Series June 30, 2004

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     For the Six         For the
MASTER                                                                              Months Ended        Year Ended
MID CAP                                                                               June 30,         December 31,
INDEX SERIES       Increase in Net Assets:                                              2004              2003
==================================================================================================================
Operations:        Investment income-net ......................................    $     638,086     $     679,956
                   Realized gain on investments-net ...........................        2,866,166           391,850
                   Change in unrealized appreciation on investments-net .......        2,529,676        20,373,081
                                                                                   -------------     -------------
                   Net increase in net assets resulting from operations .......        6,033,928        21,444,887
                                                                                   -------------     -------------
==================================================================================================================
Capital            Proceeds from contributions ................................       83,414,016        27,919,458
Transactions:      Fair value of withdrawals ..................................      (13,894,596)       (1,487,438)
                                                                                   -------------     -------------
                   Net increase in net assets derived from capital transactions       69,519,420        26,432,020
                                                                                   -------------     -------------
==================================================================================================================
Net Assets:        Total increase in net assets ...............................       75,553,348        47,876,907
                   Beginning of period ........................................       83,857,878        35,980,971
                                                                                   -------------     -------------
                   End of period ..............................................    $ 159,411,226     $  83,857,878
                                                                                   =============     =============
==================================================================================================================

      See Notes to Financial Statements.

                                       Master Mid Cap Index Series June 30, 2004

FINANCIAL HIGHLIGHTS

==================================================================================================================================
                                                              For the Six
MASTER            The following  ratios have                  Months Ended            For the Year Ended December 31,
MID CAP           been derived from information provided        June 30,      ----------------------------------------------------
INDEX SERIES      in the financial statements.                    2004          2003          2002          2001           2000**
==================================================================================================================================
Total Investment                                                    6.06% #      35.53%       (14.80%)        (.71%)            --
Return:                                                         ========      ========      ========      ========        ========
==================================================================================================================================
Ratios to         Expenses, net of reimbursement ..........          .09% *        .17%          .08%          .08%            .08%
Average Net                                                     ========      ========      ========      ========        ========
Assets:           Expenses ................................          .09% *        .17%          .38%          .56%           1.37%
                                                                ========      ========      ========      ========        ========
                  Investment income-net ...................         1.08% *       1.06%         1.06%         1.23%           1.71%
                                                                ========      ========      ========      ========        ========
==================================================================================================================================
Supplemental      Net assets, end of period (in thousands)      $159,411      $ 83,858      $ 35,981      $  5,602        $ 13,167
Data:                                                           ========      ========      ========      ========        ========
                  Portfolio turnover ......................        10.57%         8.25%        42.18%        99.59%          50.32%
                                                                ========      ========      ========      ========        ========
==================================================================================================================================

*     Annualized.
** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
#     Aggregate total investment return.

      See Notes to Financial Statements.

Master Mid Cap Index Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Mid Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Series securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

NOTES TO FINANCIAL STATEMENTS (concluded)

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the Series' average daily net assets.

The Series has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Series also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended June 30, 2004, MLIM, LLC received $611 in securities lending agent fees.

For the six months ended June 30, 2004, the Series reimbursed FAM $1,361 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, ML& Co. and/or MLIM, LLC.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2004 were $64,559,322 and $11,216,916, respectively.

Net realized gains for the six months ended June 30, 2004 and net unrealized appreciation as of June 30, 2004 were as follows:

--------------------------------------------------------------------------------
                                                    Realized         Unrealized
                                                     Gains          Appreciation
--------------------------------------------------------------------------------
Long-term investments ....................        $ 2,384,941        $20,162,820
Financial futures contracts ..............            481,225            305,301
                                                  -----------        -----------
Total ....................................        $ 2,866,166        $20,468,121
                                                  ===========        ===========
--------------------------------------------------------------------------------

As of June 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $19,076,388, of which $21,514,779 related to appreciated securities and $2,438,391 related to depreciated securities. At June 30, 2004, the aggregate cost of investments for federal income tax purposes was $131,051,659.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Series did not borrow under the credit agreement during the six months ended June 30, 2004.

Officers and Trustees

Terry K. Glenn -- President and Trustee
Donald W. Burton -- Trustee
M. Colyer Crum -- Trustee
Laurie Simon Hodrick -- Trustee
David H. Walsh -- Trustee
Fred G. Weiss -- Trustee
Donald C. Burke -- Vice President and Treasurer
Robert C. Doll, Jr. -- Senior Vice President
Richard Vella -- Vice President
Brian D. Stewart -- Secretary

Custodian

J.P. Morgan Chase Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Master Mid Cap Index Series of Quantitative Master Series Trust


        By: /s/ Terry K. Glenn
            --------------------------------
            Terry K. Glenn,
            President of
            Master Mid Cap Index Series of Quantitative Master Series Trust

        Date: August 13, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            --------------------------------
            Terry K. Glenn,
            President of
            Master Mid Cap Index Series of Quantitative Master Series Trust

        Date: August 13, 2004


        By: /s/ Donald C. Burke
            --------------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Master Mid Cap Index Series of Quantitative Master Series Trust

        Date: August 13, 2004